Vessels and Equipment - Summary of Carrying Amount and Accumulated Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Impairment expense, net	$ (268,612)	$ (187,680)
Vessels and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance at beginning of year	3,025,716
Closing balance at end of year	3,029,415	3,025,716
Vessels and Equipment | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance at beginning of year	3,531,827	3,548,501
Additions	41,346	32,895
Dispositions	(29,242)	(13,869)
Transferred from advances on newbuilding contracts	543,131	0
Vessels and equipment reclassified as held for sale	(61,564)	(35,700)
Closing balance at end of year	4,025,498	3,531,827
Additions	41,346	32,895
Vessels and Equipment | Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance at beginning of year	(506,111)	0
Dispositions	15,050	1,244
Depreciation and amortization	(295,610)	(339,981)
Impairment expense, net	(245,396)	(179,759)
Vessels and equipment reclassified as held for sale	35,984	12,385
Closing balance at end of year	(996,083)	(506,111)
FPSO Segment
Reconciliation of changes in property, plant and equipment [abstract]
Impairment expense, net	(156,700)	(136,600)
FPSO Segment | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Additions	10,300	8,200
Additions	10,300	8,200
Shuttle Tanker Segment
Reconciliation of changes in property, plant and equipment [abstract]
Impairment expense, net	(35,300)	(15,300)
Shuttle Tanker Segment | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Additions	23,400	15,300
Additions	23,400	15,300
FSO Segment
Reconciliation of changes in property, plant and equipment [abstract]
Impairment expense, net	(53,800)
FSO Segment | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Additions		6,600
Additions		6,600
UMS
Reconciliation of changes in property, plant and equipment [abstract]
Impairment expense, net		(35,700)
UMS | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Additions	200	900
Additions	200	900
Towage
Reconciliation of changes in property, plant and equipment [abstract]
Impairment expense, net	(22,900)
Towage | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Additions	7,400	1,900
Additions	$ 7,400	$ 1,900